Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets

53	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT OF THE FINANCIAL AND CAPITAL MARKETS
During the second half of 2019, in a political context of federal general elections which gave rise to a change in the federal authorities, a significant volatile period began for the market values of government and private financial instrument and a process of rescheduling maturities and swaps of certain government debt instruments started. In addition, material increases were observed in the country risk and in the exchange rate between the Argentine peso and the US dollar.
During 2020, among other regulations, relevant modifications to the tax regulation system were introduced, including changes in the income tax, withholdings related to foreign exchange transactions and for the acquisition of foreign currency for hoarding purposes, and material restrictions to the exchange market access were also established.
At the same time, the government’s debt restructuring process continued under domestic and foreign legislation. The negotiations carried out as of the date of issuance of these consolidated financial statements include the agreement reached by the Federal Executive’s and the IMF regarding the indebtedness with that body.
Particularly, regarding to the price of US dollar, since the end of 2019, the gap between the official price of the US dollar -used mainly for foreign trade- and the alternative values that arise through the stock market operation and also with respect to the unofficial value, began to widen around 70% as of the date of issuance of these consolidated financial statements.
Even though, as of the date of issuance of these consolidated financial statements certain volatility levels previously mentioned have been decreased, the local and international macroeconomic context generates certain degree of uncertainty regarding its future progress, and also considering the effects of the Russian invasion of Ukraine in the level of the global economic recovery after the pandemic as mentioned in note 54.
Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the future financial statements